Leases - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases [Line Items]
Total minimum lease payments	¥ 54,036
Less: Amount representing interest	(28,483)
Present value of net lease payments	¥ 25,553